Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
NOTE 8 SUBSEQUENT EVENTS

The Plan has evaluated the impact of subsequent events through June 29, 2026, the date the financial statements financial statements were available to be issued. No subsequent events have been recognized or required additional disclosure in the financial statements.